RELATED PARTY BALANCES AND TRANSACTIONS (Details - Related Party Balances) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Amounts due to related parties	$ 4,321,662	$ 4,118,597
Porta Capital [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	1,050,202	1,051,220
Bru Haas (B) [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	2,498,076	2,300,518
Bru Haas [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	116,310	107,977
Veo Edge Technology Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	(642)	0
Clicque [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	(8,924)	(9,074)
Directors [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	251,826	253,142
Leet HK [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 414,814	$ 414,814